Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	669,086
Proposed Maximum Offering Price per Unit	182.92
Maximum Aggregate Offering Price	$ 122,389,211.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,901.95
Offering Note	Represents shares of common stock, par value $0.01 per share ("Common Stock"), of Kaiser Aluminum Corporation, a Delaware corporation (the "Company"), issuable pursuant to the Kaiser Aluminum Corporation 2021 Equity and Incentive Compensation Plan (as amended and restated on June 4, 2026, the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement also includes additional shares of Common Stock of the Company for offer or sale under the Plan that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Common Stock. Proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high ($185.42) and low ($180.42) sale prices of the shares of Common Stock as reported on The Nasdaq Stock Market LLC on May 29, 2026, which date is within five business days prior to the filing of this registration statement.